SEGMENT AND GEOGRAPHIC INFORMATION, SEGMENT AND GEOGRAPHIC INFO (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,447,821	$ 1,462,126	$ 1,453,555
Long-lived assets	1,005,817	1,080,909	1,025,289
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	573,600	590,000	596,400
Long-lived assets	450,800	389,700	360,100
Reportable Geographical Components [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	750,345	782,088	783,840
Long-lived assets	537,668	531,005	504,483
Reportable Geographical Components [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	389,588	382,077	370,490
Long-lived assets	423,972	506,352	472,865
Reportable Geographical Components [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	193,163	188,917	197,658
Long-lived assets	29,948	32,148	35,891
Reportable Geographical Components [Member] | Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	114,725	109,044	101,567
Long-lived assets	$ 14,229	$ 11,404	$ 12,050